UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Aggressive Return Fund

Schedule of Investments
February 29, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 66.10%

Aerospace & Defense - 2.02%
637	The Boeing Co.	175,245
825	Honeywell International, Inc.	133,790
200	L3Harris Technologies *	39,546
328	Lockheed Martin Corp.	121,317
198	Northrop Grumman Corp.	65,110
315	Raytheon Co.	59,396
45	TransDigm Group Inc.	25,101
		619,505
Air Freight & Logistics - 0.37%
294	FedEx Corp.	41,504
802	United Parcel Service, Inc. Class B	72,573
		114,077
Air Transportation, Scheduled - 0.15%
619	Southwest Airlines Co.	28,592
294	United Continental Holdings, Inc. *	18,107
		46,699
Aircraft and Parts - 0.00%
149,810	Rolls-Royce Holdings PLC (United Kingdom) *	809

Automobiles - 0.09%
4,500	Byd Ord Shs H at Xhkg *	27,537

Automotive Retailers - 0.18%
1,000	Jardine Matheson Holdings Ltd. (Hong Kong) *	54,400

Banks - 0.60%
1,383	PT Bank Central Asia Tbk ADR	76,646
7,600	Sberbank of Russia PJSC ADR *	108,148
		184,794
Basic and Diversified Chemicals - 0.00%
0	Air Liquide SA (France)	14
Beverages - 1.18%
28,500	Ambev SA	91,485
387	Brown-Foreman Corp Cl B Com	23,766
192	Constellation Brands, Inc. Class A	33,097
1,630	PepsiCo, Inc.	215,209
		363,557
Biological Products (No Diagnostic Substances) - 0.79%
2,050	Alnylam Pharmaceuticals *	24,120
209	Biogen, Inc. *	64,454
306	Biomarin Pharmaceutical *	27,653
227	Seattle Genetics Inc. *	25,846
1,448	Gilead Sciences, Inc.	100,433
		242,506
Bottled & Canned Soft Drinks Carbonated Waters - 0.13%
624	Monster Beverage Corp. *	38,944

Building Products - 0.08%
569	Masco Corp	23,511

Cable & Other Pay Television Services - 0.45%
253	Charter Communications, Inc. Class A *	124,772
559	ViacomCBS Inc.	13,757
		138,529
Capital Markets - 0.15%
1,252	Magellan Financial Group Ord S	45,433

Chemicals - 0.08%
193	Intl Flavors & Fragrances	23,117

Cigarettes - 0.28%
2,154	Altria Group, Inc.	86,957

Commercial Services & Supplies - 0.26%
95	Cintas Corp *	25,340
22,000	Greentown Service Group Ord Sh *	27,490
293	Republic Services Inc.	26,446
		79,276
Communications Equipment - 0.25%
161	Motorola Solutions Inc	26,674
1,108	Palo Alto Networks Inc *	19,939
17,800	Xiaomi Ord Shs At Xhkg *	28,681
		75,294
Computer Communications Equipment - 0.07%
116	Arista Neetworks Inc Com *	22,402

Computer Storage Devices - 0.08%
440	Western Digital Corp.	24,446

Construction Materials - 0.15%
102	Martin Marietta Materials Inc	23,208
187	Vulcan Materials Company	22,489
		45,697
Containers & Packaging - 0.00%
348	Ball Corporation	24,520

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.00%
399	Kimberly-Clark Corp.	52,345

Crude Petroleum & Natural Gas - 0.45%
4,200	Ecopetrol SA ADR	74,130
659	EOG Resources, Inc.	41,688
188	Pioneer Natural Resources Co.	23,083
		138,901
Currency - 0.00%
175	Great British Currency	137
103	New Zealand Currency	64
		201
Drawing & Insulating Nonferrous Wire - 0.14%
245	Amphenol Corp.	22,462
880	Corning, Inc.	20,997
		43,459
E-commerce Discretionary - 0.42%
7,700	Meituan Dianping (China) *	97,697
907	Pinduoduo Inc ADR *	32,452
		130,149
Electric Services - 0.09%
1,816	Algonquin Power & Utilities Co	27,095

Electrical Equipment - 0.15%
268	Ametek Inc	23,048
131	Rockwell Automation Inc	24,039
		47,087
Electronic Computers - 4.58%
5,147	Apple, Inc.	1,406,984

Energy Equipment & Services - 0.06%
1,210	Baker Hughes Co Com	19,469

Entertainment Content - 0.00%
762	I-Cable Communications Ltd. (Hong Kong) *	7

Finance Services - 0.35%
977	American Express Co.	107,402

Food Products - 0.40%
552	Campbell Soup Co	24,906
171	Hershey Company	24,622
568	Hormel Foods Co.	23,629
165	McCormick & Co Inc	24,121
889	Strauss Group Ord Shs at XTAE *	26,708
		123,986
General Industrial Machinery & Equipment - 0.20%
365	Illinois Tool Works, Inc.	61,240

Health Care Equipment & Supplies - 0.63%
102	Align Technology Inc *	22,272
76	Cooper Companies New	24,667
232	Edwards Lifesciences Cp *	47,523
186	EssilorLuxottica SA (France) *	25,275
95	Idexx Laboratories Inc Com *	24,178
155	Resmed Inc	24,639
72	Teleflex Inc	24,121
		192,675
Health Care Providers & Services - 0.15%
428	Centene Corp *	22,693
170	Iqvia Holdings Inc Com *	23,713
		46,406
Hospital & Medical Service Plans - 1.67%
291	Anthem, Inc.	74,813
500	Cigna Corp. *	91,470
154	Humana, Inc.	49,231
1,171	UnitedHealth Group, Inc.	298,558
		514,072
Hotels & Motels - 0.59%
329	Hilton Worldwide Holdings, Inc.	31,979
823	MGM Resorts Intl	20,213
377	Marriott International, Inc.	46,748
14,000	Sands China Ord Shs at Xhkg	65,107
203	Royal Caribbean Cruises Ltd.	16,323
		180,370
Household Durables - 0.08%
437	DR Horton Inc.	23,279
7	NVR Inc *	25,670
		48,949
Household Products - 0.17%
361	Church & Dwight Co Inc	25,097
164	Clorox Company	26,145
		51,242
Industrial Conglomerates - 0.12%
836	Jardine Strategic Holdings Ltd. ADR *	12,080
72	Roper Industries Inc	25,322
		37,402
Industrial Instruments for Measurement, Display, and Control - 0.08%
341	Fortive Corp	23,584

Insurance - 0.08%
21	Markel Corp *	24,814

Internet & Catalog Retail - 0.08%
247	Expedia Group Inc *	24,359
514	Netflix Inc *	189,681
		214,040
Internet Software & Services - 3.11%
17,158	Tencent Holdings Ltd. ADR *	851,895
281	Akamai Technologies *	24,309
40	Costar Group Inc *	26,704
817	Twitter Inc *	27,124
129	Verisign Inc Com *	24,478
		954,510
IT Services - 0.23%
90	FleetCor Technologies Inc. *	23,921
312	Paychex Inc	24,174
11,000	Travelsky Technology Ord Shs H *	21,507
		69,602
Laboratory Analytical Instruments - 0.22%
164	Illumina, Inc. *	43,570
121	Waters Corp *	23,582
		67,152
Life Science Tools & Services - 0.16%
307	Agilent Technologies Inc	23,661
35	Mettler Toledo Intl *	24,560
		48,221
Machinery - 0.23%
130	Parker-Hannifin Corp	24,020
346	Wabtec Corp/DE	23,770
310	Xylem Inc/NY	23,975
		71,765
Measuring & Controlling Devices - 0.44%
461	Thermo Fisher Scientific, Inc.	134,059

Media - 0.14%
1,283	Shaw Communications Inc.	22,260
1,524	Snap Inc Com Cl A *	21,595
		43,855
Men's & Boys' Furnishings, Work Clothes, And Allied Garments - 0.11%
461	VF Corp.	33,192

Metal Mining - 0.10%
874	Southern Copper Corp. (Peru) *	29,410

Metals & Mining - 0.23%
2,291	MMC Norilsk Nickel PJSC ADR	69,463

Motor Vehicles & Passenger Car Bodies - 0.46%
212	Tesla Motors, Inc. *	141,614

Oil, Gas & Consumable Fuels - 0.28%
346	Concho Resources, Inc	23,535
1,354	Spectra Energy Corp *	61,011
		84,546
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.33%
132	Intuitive Surgical, Inc *	70,483
235	Zimmer Biomet Holdings, Inc.	31,995
		102,478
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.09%
272	PPG Industries, Inc.	28,410

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
1,003	Colgate-Palmolive Co.	67,773

Personal Products - 0.08%
133	Lauder Estee Co	24,419

Pharmaceutical Preparations - 2.23%
2,074	Abbott Laboratories	159,760
1,705	AbbVie, Inc.	146,136
253	Alexion Pharmaceuticals, Inc. *	23,790
2,671	Bristol-Myers Squibb Co.	157,749
122	Regeneron Pharmaceuticals, Inc. *	54,238
302	Vertex Pharmaceuticals, Inc. *	67,657
563	Zoetis, Inc.	75,008
		684,338
Pharmaceuticals - 0.06%
885	Bausch Health Cos Inc *	19,585

Precious Metal Mining - 0.08%
2,100	Anglo American Platinum Ltd. ADR *	23,100

Professional Services - 0.17%
176	Equifax Inc *	24,999
172	Verisk Analytics Inc	26,679
		51,678
Radio Broadcasting Stations - 0.11%
5,109	Sirius XM Holdings, Inc.	32,391

Radio Telephone Communications - 0.29%
994	T-Mobile US, Inc. *	89,619

Railroads, Line-Haul Operating - 0.63%
906	CSX Corp.	63,828
805	Union Pacific Corp.	128,647
		192,475
Real Estate Management & Development - 0.19%
8,600	Midea Real Estate Ord Shs At X *	24,603
6,000	Sunac China Holdings Ltd. (China) *	32,714
		57,317
Real Estate Services - 0.08%
424	CBRE Group Inc Cl A *	23,803

Refuse Systems - 0.18%
503	Waste Management, Inc.	55,737

Restaurants - 0.09%
7,000	Haidilao International Holding Ltd. (China) *	28,602

Retail-Auto & Home Supply Stores - 0.19%
24	Autozone Inc *	24,780
87	OReilly Automotive, Inc. *	32,079
		56,859
Retail-Building Materials, Hardware, Garden Supply - 0.26%
714	Fastenal Co	24,433
106	The Sherwin-Williams Co.	54,775
		79,208
Retail-Catalog & Mail-Order Houses - 3.67%
586	Amazon.com, Inc. *	1,103,878
199	CDW Corp	22,730
		1,126,608
Retail-Eating & Drinking Places - 0.36%
1,428	Starbucks Corp.	111,998

Retail-Eating Places - 0.82%
30	Chipotle Mexican Grill Inc *	23,207
222	Darden Resaurants Inc	21,645
899	McDonald's Corp.	174,559
358	Yum! Brands Inc.	31,952
		251,363
Retail-Family Clothing Stores - 0.42%
422	Ross Stores, Inc.	45,905
1,391	The TJX Cos., Inc	83,182
		129,087
Retail-Lumber & Other Building Materials Dealers - 1.21%
1,268	The Home Depot, Inc.	276,221
889	Lowe's Cos., Inc.	94,741
		370,962
Retail-Retail Stores - 0.21%
1,700	JD.com, Inc. ADR *	65,467

Retail-Variety Stores - 0.23%
302	Dollar General Corp.	45,391
305	Dollar Tree Inc *	25,324
		70,715
Rubber & Plastics Footwear - 0.43%
1,466	NIKE, Inc.	131,031

Security Brokers, Dealers & Flotation Companies - 0.28%
1,491	The Charles Schwab Corp.	60,758
626	TD Ameritrade Holding Corp.	26,436
		87,194
Semiconductors & Related Devices - 2.01%
424	Analog Devices, Inc.	46,237
1,076	Applied Materials, Inc.	62,537
480	Broadcom, Inc.	130,858
1,271	Micron Technology, Inc. *	66,804
695	NVIDIA Corp.	187,699
1,078	Texas Instruments, Inc.	123,043
		617,178
Semiconductors & Semiconductor Equipment - 0.70%
1,053	Advanced Micro Devices, Inc *	47,890
172	Lam Research Corp	50,470
424	Maxim Integrated Products, Inc	23,583
241	ochip Technology Inc	21,861
225	Skyworks Solutions Inc	22,541
300	Xilinx Inc	25,047
151	K L A Tencor Corp	23,210
		214,602
Services-Advertising - 0.31%
3,084	Naspers Ltd. ADR *	96,128

Services-Business Services - 7.16%
4,817	Alibaba Group Holding Ltd. ADR *	1,001,936
51	Booking Holdings Inc *	86,479
992	eBay, Inc.	34,363
717	Fidelity National Information Services, Inc.	100,179
273	Global Payments Inc	50,224
1,193	Mastercard, Inc.	346,268
179	NetEase, Inc. ADR	57,049
1,385	PayPal Holdings, Inc. *	149,566
2,054	Visa, Inc. Class A	373,335
		2,199,399
Services-Computer Integrated Systems Design - 0.08%
364	Cerner Corp.	25,214

Services-Computer Processing & Data Preparation - 0.54%
512	Automatic Data Processing, Inc.	79,227
803	Fiserv, Inc. *	87,816
		167,043
Services-Computer Programming Services - 0.13%
635	Cognizant Technology Solutions Corp. Class A	38,691

Services-Computer Programming, Data Processing, Etc. - 5.29%
363	Alphabet, Inc. Class A *	486,148
398	Alphabet, Inc. Class C *	533,053
383	Baidu, Inc. ADR *	45,952
2,916	Facebook, Inc. Class A *	561,243
		1,626,396
Services-Consumer Credit Reporting, Collection Agencies - 0.59%
225	Moody's Corp.	54,007
89	MSCI Inc	26,294
234	Nasdaq OMX Group Inc	23,997
292	S&P Global, Inc.	77,646
		181,944
Services-Education Services - 0.18%
34,000	China Yuhua Education Corporation	26,302
223	New Oriental Education & Technology Group, Inc. ADR *	28,519
		54,821
Services-General Medical & Surgical Hospital - 0.16%
384	HCA Healthcare, Inc.	48,772

Services-Medical Laboratories - 0.08%
145	Lab Cp of Amer Hldg *	25,475

Services-Miscellaneous Amusement & Recreation - 0.80%
2,096	The Walt Disney Co.	246,594

Services-Prepackaged Software - 7.15%
869	Activision Blizzard, Inc. *	50,515
569	Adobe, Inc. *	196,373
334	Electronic Arts, Inc. *	33,858
308	Intuit, Inc. *	81,882
8,948	Microsoft Corp.	1,449,666
3,818	Oracle Corp.	188,838
1,148	Salesforce.com, Inc. *	195,619
		2,196,751
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.20%
337	Ecolab, Inc.	60,812

Software - 0.97%
93	Ansys Inc Com *	22,524
200	Atlassian Corp Plc Ord Shs Cl *	28,992
140	Autodesk Inc *	26,723
357	Cadence Design Systems Inc *	23,612
222	Citrix Systems Inc	22,953
229	Fortinet Inc *	23,372
168	ServiceNow Inc *	54,783
160	Splunk Inc Com *	23,573
170	Synopsys Inc Com *	23,448
148	Workday Inc Com *	25,641
465	Xero Ord Shs at Xasx *	22,288
		297,909
Specialty Retail - 0.16%
273	CarMax Inc *	23,836
93	Ulta Salon Cosm & Frag *	23,909
		47,745
Surgical & Medical Instruments & Apparatus - 1.18%
634	3M Co.	94,618
597	Baxter International, Inc.	49,832
311	Becton Dickinson & Co.	73,962
1,636	Boston Scientific Corp. *	61,170
438	Stryker Corp.	83,478
		363,060
Telephone Communications (No Radio Telephone) - 0.41%
3,204	America Movil SAB de CV ADR *	50,880
109	S B A Communications *	28,895
5,021	Sprint Corp.	46,143
		125,918
Television Broadcasting Stations - 0.08%
198	Liberty Broadband Corp Com Cl *	24,926

Trading Companies & Distributors - 0.08%
90	Grainger WW Inc	24,979

Transportation Infrastructure - 0.07%
1,100	Airrports of Thailand PLC-ADR	21,615

Water Utilities - 0.08%
200	American Water Works Co Inc	24,732

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.17%
245	AmerisourceBergen Corp.	20,658
216	McKesson Corp.	30,210
		50,868
Wholesale-Groceries & Related Products - 0.13%
587	Sysco Corp.	39,124

TOTAL COMMON STOCKS (Cost - $19,751,7121) - 66.10%		$ 20,304,205

EXCHANGE TRADED FUNDS - 29.19%
1,550	Amundi Cac 40 UCITS ETF DR (France) *	134,553
2,744	Global X MSCI Columbia ETF	23,104
9,227	iShares Canadian Value Index ETF (Canada)	181,021
1,876	iShares Canadian Growth Index	51,325
794	iShares China Index ETF	15,482
785	iShares MSCI China Small-Cap ETF	30,984
3,940	iShares Core FTSE 100 UCITS ETF (Ireland)	33,160
7,781	iShares MSCI Brazil Capped ETF	298,479
1,241	ishares MSCI Brazil Small-Cap ETF	22,127
1,699	iShares MSCI Chile Capped ETF	45,805
61	iShares MSCI Germany ETF	1,599
3,364	iShares MSCI Hong Kong ETF	77,271
45,176	iShares MSCI India ETF	1,454,215
7,591	iShares MSCI Indonesia ETF	164,117
6,774	iShares MSCI Malaysia ETF	172,534
6,014	iShares MSCI Mexico Capped ETF	250,303
5,736	iShares MSCI Philippines ETF	167,606
1,183	iShares MSCI Poland Capped ETF	20,194
6,860	iShares MSCI Qatar ETF *	108,868
5,900	iShares MSCI Russia Capped ETF	214,229
7,550	iShares MSCI Saudi Arabia ETF	204,228
1,081	iShares MSCI Singapore ETF	23,598
20,437	iShares MSCI South Korea Capped ETF	1,123,218
20,024	iShares MSCI Taiwan ETF	749,298
2,376	iShares MSCI Thailand Capped ETF	167,033
1,856	ishares MSCI Turkey ETF	43,894
9,852	iShares MSCI UAE ETF *	119,997
2	Lyxor IBEX 35 DR UCITS ETF (France)	190
720	Market Vectors Russia Small-Cap ETF	24,419
2,267	SPDR S&P/ASX 200 Fund (Australia)	88,212
3,159	VanEck Vectors Russia ETF	67,508
36	Vanguard Growth ETF	6,326
26,806	Vanguard Long-Term Corporate Bond ETF	2,850,818
47	Vanguard Value ETF	4,959
200	Xtrackers DAX UCITS ETF (Germany) *	25,314
TOTAL EXCHANGE TRADED FUNDS (Cost - $9,526,947) - 29.19%		$ 8,965,989

REAL ESTATE INVESTMENT TRUSTS - 1.36%
156	Alexandria Real Estate Equitie	23,693
526	American Tower Corp.	119,297
165	AvalonBay Communities, Inc.	33,097
226	Covivio (France) *	23,950
491	Crown Castle International Corp.	70,355
99	Equinix, Inc.	56,707
85	Essex Property Trust Inc	24,086
243	Extra Space Storage Inc	24,387
350	Simon Property Group, Inc.	43,078
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $432,020) - 1.36%		$ 418,650

RIGHTS - 0.01%
809	Bristol Myers 3/31/21 RT	$ 2,710
TOTAL Rights (Cost - $0.00) - 0.01%

MONEY MARKET - 3.30%
1,015,123	Aim Short Term Investment Tr Treasury (Cost - $1,015,123) - 1.48% Interest**	$ 1,015,123

	Total Investments (Cost - $30,725,802) -99.96%	$ 30,706,677

	Other Assets Less Liabilities - 0.04%	12,816

	Net Assets - 100.00%	$ 30,719,493

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 29, 2020.

CCA Aggressive Return Fund

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 29, 2020 was $30,725,802. At February 29, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,536,256	($155,382)	($19,125)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2018 and 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (I) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2020:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $20,304,205 - - $20,304,205
Exchange Traded Fund $ 8,965,989 - - $ 8,965,989
Rights $2,710 - - $2,710
Money Market $ 1,015,123 - - $ 1,015,123
Total $30,706,677 - - $30,706,677

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended February 29, 2020. There were no transfers into or out of the levels during the three month period ended February 29, 2020. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended February 29, 2020.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 28, 2020

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 28, 2020

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  April 28, 2020